Property and equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Computer equipment	$ 5,160	$ 5,160	$ 1,419
Less: accumulated depreciation	(2,723)	(1,429)	(631)
Property and equipment, net	$ 2,437	$ 3,731	$ 788